UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	July 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (96.34%)
CONSUMER DISCRETIONARY – (15.44%)
Consumer Durables & Apparel – (4.47%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	90,400	$5,134,364
Hunter Douglas NV (Netherlands)	13,260	480,480
		5,614,844
Consumer Services – (1.00%)
Ctrip.com International, Ltd., ADR (China)*	100,300	1,251,744
Media – (5.27%)
Grupo Televisa S.A.B., ADR (Mexico)	94,910	2,162,999
Walt Disney Co.	90,760	4,459,947
		6,622,946
Retailing – (4.70%)
Groupon, Inc. *	261,900	1,742,944
Netflix Inc. *	35,570	2,022,866
Tiffany & Co.	31,470	1,728,647
Vipshop Holdings Ltd., ADS (China)*	72,980	405,769
		5,900,226
	Total Consumer Discretionary	19,389,760
CONSUMER STAPLES – (13.16%)
Food & Staples Retailing – (3.61%)
Brazil Pharma S.A. (Brazil)	535,400	3,200,591
Sysco Corp.	45,260	1,330,191
		4,530,782
Food, Beverage & Tobacco – (9.55%)
Coca-Cola Co.	50,180	4,054,544
Diageo PLC (United Kingdom)	24,500	655,698
Heineken Holding NV (Netherlands)	99,929	4,594,739
Lindt & Spruengli AG - Participation Certificate (Switzerland)	866	2,683,243
		11,988,224
	Total Consumer Staples	16,519,006
ENERGY – (4.40%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	75,750	208,856
Schlumberger Ltd.	24,560	1,750,146
Tenaris S.A., ADR (Italy)	93,055	3,562,145
	Total Energy	5,521,147
FINANCIALS – (16.56%)
Banks – (3.51%)
Commercial Banks – (3.51%)
China CITIC Bank Corp. Ltd. - H (China)	1,483,302	749,809
China Merchants Bank Co., Ltd. - H (China)	1,081,158	1,996,490
Wells Fargo & Co.	49,110	1,660,409
		4,406,708
Diversified Financials – (4.63%)
Capital Markets – (2.93%)
Brookfield Asset Management Inc., Class A (Canada)	18,600	628,866
CETIP S.A. - Mercados Organizados (Brazil)	86,320	1,093,954
Charles Schwab Corp.	90,760	1,146,299

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Oaktree Capital Group LLC, Class A (a)	22,700	$817,881
		3,687,000
Diversified Financial Services – (1.70%)
Groupe Bruxelles Lambert S.A. (Belgium)	16,293	1,067,498
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,846	352,987
RHJ International (Belgium)*	152,205	711,637
		2,132,122
		5,819,122
Insurance – (3.88%)
Insurance Brokers – (0.23%)
CNinsure, Inc., ADR (China)*	48,500	288,575
Multi-line Insurance – (0.53%)
Fairfax Financial Holdings Ltd. (Canada)	1,765	665,361
Property & Casualty Insurance – (3.12%)
Berkshire Hathaway Inc., Class B *	46,140	3,914,517
		4,868,453
Real Estate – (4.54%)
Hang Lung Group Ltd. (Hong Kong)	854,390	5,701,663
	Total Financials	20,795,946
HEALTH CARE – (5.71%)
Health Care Equipment & Services – (4.67%)
Essilor International S.A. (France)	27,822	2,425,008
IDEXX Laboratories, Inc. *	19,928	1,756,753
Sinopharm Group Co. - H (China)	572,700	1,683,825
		5,865,586
Pharmaceuticals, Biotechnology & Life Sciences – (1.04%)
Sinovac Biotech Ltd. (China)*	615,468	1,307,869
	Total Health Care	7,173,455
INDUSTRIALS – (18.52%)
Capital Goods – (7.06%)
Brenntag AG (Germany)	11,400	1,251,449
PACCAR Inc.	78,680	3,146,020
Schneider Electric S.A. (France)	73,560	4,166,093
Shanghai Electric Group Co. Ltd. - H (China)	795,230	299,440
		8,863,002
Commercial & Professional Services – (2.65%)
Nielsen Holdings NV *	116,910	3,331,935
Transportation – (8.81%)
China Merchants Holdings International Co., Ltd. (China)	716,671	2,222,644
China Shipping Development Co., Ltd. - H (China)	971,590	399,677
Expeditors International of Washington, Inc.	73,400	2,610,838
Kuehne & Nagel International AG (Switzerland)	48,985	5,584,380
LLX Logistica S.A. (Brazil)*	162,440	236,225
		11,053,764
	Total Industrials	23,248,701

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.17%)
Software & Services – (11.17%)
Angie's List Inc. *	124,660	$1,614,347
Google Inc., Class A *	10,878	6,885,774
NetEase, Inc., ADR (China)*	21,170	1,117,988
Oracle Corp.	25,590	772,690
Western Union Co.	98,870	1,723,304
Youku Inc., ADR (China)*	112,570	1,914,816
		14,028,919
	Total Information Technology	14,028,919
MATERIALS – (7.54%)
Air Products and Chemicals, Inc.	14,700	1,182,321
BHP Billiton PLC (United Kingdom)	60,789	1,781,308
Greatview Aseptic Packaging Co., Ltd. (China)*	5,585,330	2,700,941
Potash Corp. of Saskatchewan Inc. (Canada)	49,940	2,205,350
Rio Tinto PLC (United Kingdom)	34,420	1,590,091
	Total Materials	9,460,011
TELECOMMUNICATION SERVICES – (3.84%)
America Movil SAB de C.V., Series L, ADR (Mexico)	180,406	4,815,036
	Total Telecommunication Services	4,815,036
TOTAL COMMON STOCK – (Identified cost $125,895,683)		120,951,981
PREFERRED STOCK – (0.18%)
MATERIALS – (0.18%)
MMX Mineracao e Metalicos S.A. (Brazil)*	135,440	231,329
TOTAL PREFERRED STOCK – (Identified cost $221,978)		231,329
STOCK WARRANTS – (0.45%)
FINANCIALS – (0.45%)
Banks – (0.45%)
Commercial Banks – (0.45%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	56,400	558,924
TOTAL STOCK WARRANTS – (Identified cost $430,818)		558,924

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (2.91%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 08/01/12, dated 07/31/12, repurchase value of $1,228,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.953%, 01/15/17-07/01/42, total market value $1,252,560)	$1,228,000	$1,228,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.19%, 08/01/12, dated 07/31/12, repurchase value of $2,428,013 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 09/06/12-07/20/40, total market value $2,476,560)	2,428,000	2,428,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,656,000)		3,656,000
Total Investments – (99.88%) – (Identified cost $130,204,479) – (b)		125,398,234
Other Assets Less Liabilities – (0.12%)		144,536
Net Assets – (100.00%)		$125,542,770

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $817,881 or 0.65% of the Fund's net assets as of July 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $131,235,567. At July 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$8,364,884
	Unrealized depreciation	(14,202,217)
	Net unrealized depreciation	$(5,837,333)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (95.72%)
CONSUMER DISCRETIONARY – (9.24%)
Consumer Durables & Apparel – (5.21%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$2,115,653
Hunter Douglas NV (Netherlands)	10,370	375,760
		2,491,413
Consumer Services – (1.40%)
Ctrip.com International, Ltd., ADR (China)*	53,500	667,680
Media – (2.36%)
Grupo Televisa S.A.B., ADR (Mexico)	49,650	1,131,524
Retailing – (0.27%)
Vipshop Holdings Ltd., ADS (China)*	23,290	129,492
	Total Consumer Discretionary	4,420,109
CONSUMER STAPLES – (13.96%)
Food & Staples Retailing – (3.93%)
Brazil Pharma S.A. (Brazil)	314,600	1,880,661
Food, Beverage & Tobacco – (10.03%)
Heineken Holding NV (Netherlands)	52,270	2,403,376
Lindt & Spruengli AG - Participation Certificate (Switzerland)	450	1,394,295
Nestle S.A. (Switzerland)	16,210	997,040
		4,794,711
	Total Consumer Staples	6,675,372
ENERGY – (3.93%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	37,580	103,615
Tenaris S.A., ADR (Italy)	46,350	1,774,278
	Total Energy	1,877,893
FINANCIALS – (15.65%)
Banks – (3.91%)
Commercial Banks – (3.91%)
China CITIC Bank Corp. Ltd. - H (China)	1,056,000	533,808
China Merchants Bank Co., Ltd. - H (China)	723,069	1,335,235
		1,869,043
Diversified Financials – (4.67%)
Capital Markets – (1.67%)
Brookfield Asset Management Inc., Class A (Canada)	7,840	265,071
CETIP S.A. - Mercados Organizados (Brazil)	42,000	532,276
		797,347
Diversified Financial Services – (3.00%)
Groupe Bruxelles Lambert S.A. (Belgium)	9,700	635,532
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,160	311,566
RHJ International (Belgium)*	104,940	490,649
		1,437,747
		2,235,094
Insurance – (1.38%)
Insurance Brokers – (0.40%)
CNinsure, Inc., ADR (China)*	32,270	192,006
Multi-line Insurance – (0.98%)
Fairfax Financial Holdings Ltd. (Canada)	1,241	467,826
		659,832

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	July 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (5.69%)
Hang Lung Group Ltd. (Hong Kong)	408,000	$2,722,736
	Total Financials	7,486,705
HEALTH CARE – (13.74%)
Health Care Equipment & Services – (7.38%)
Essilor International S.A. (France)	20,810	1,813,831
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	310,000	345,791
Sinopharm Group Co. - H (China)	466,800	1,372,463
		3,532,085
Pharmaceuticals, Biotechnology & Life Sciences – (6.36%)
Roche Holding AG - Genusschein (Switzerland)	12,760	2,264,988
Sinovac Biotech Ltd. (China)*	365,170	775,986
		3,040,974
	Total Health Care	6,573,059
INDUSTRIALS – (22.69%)
Capital Goods – (11.01%)
ABB Ltd., ADR (Switzerland)	45,090	782,312
Brenntag AG (Germany)	4,300	472,038
Schindler Holding AG - Participation Certificate (Switzerland)	15,200	1,779,535
Schneider Electric S.A. (France)	36,960	2,093,241
Shanghai Electric Group Co. Ltd. - H (China)	364,100	137,100
		5,264,226
Commercial & Professional Services – (2.79%)
Nielsen Holdings NV *	46,900	1,336,650
Transportation – (8.89%)
China Merchants Holdings International Co., Ltd. (China)	395,329	1,226,051
China Shipping Development Co., Ltd. - H (China)	476,000	195,809
Kuehne & Nagel International AG (Switzerland)	23,780	2,710,964
LLX Logistica S.A. (Brazil)*	80,920	117,676
		4,250,500
	Total Industrials	10,851,376
INFORMATION TECHNOLOGY – (4.30%)
Software & Services – (4.30%)
NetEase, Inc., ADR (China)*	22,140	1,169,213
Youku Inc., ADR (China)*	52,270	889,113
		2,058,326
	Total Information Technology	2,058,326
MATERIALS – (7.67%)
BHP Billiton PLC (United Kingdom)	30,330	888,764
Greatview Aseptic Packaging Co., Ltd. (China)*	2,517,100	1,217,213
Potash Corp. of Saskatchewan Inc. (Canada)	17,460	771,034
Rio Tinto PLC (United Kingdom)	17,112	790,518
	Total Materials	3,667,529
TELECOMMUNICATION SERVICES – (4.54%)
America Movil SAB de C.V., Series L, ADR (Mexico)	81,420	2,173,100
	Total Telecommunication Services	2,173,100
TOTAL COMMON STOCK – (Identified cost $49,091,239)		45,783,469

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	July 31, 2012 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.29%)
MATERIALS – (0.29%)
MMX Mineracao e Metalicos S.A. (Brazil)*	80,920	$138,210
TOTAL PREFERRED STOCK – (Identified cost $133,600)		138,210
SHORT-TERM INVESTMENTS – (3.74%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 08/01/12, dated 07/31/12, repurchase value of $601,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.953%, 01/15/17-07/01/42, total market value $613,020)	$601,000	601,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.19%, 08/01/12, dated 07/31/12, repurchase value of $1,187,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 09/06/12-07/20/40, total market value $1,210,740)	1,187,000	1,187,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,788,000)		1,788,000
Total Investments – (99.75%) – (Identified cost $51,012,839) – (a)		47,709,679
Other Assets Less Liabilities – (0.25%)		121,795
Net Assets – (100.00%)		$47,831,474

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $51,482,373. At July 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,919,916
	Unrealized depreciation	(6,692,610)
	Net unrealized depreciation	$(3,772,694)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments
July 31, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. These procedures include certain standardized methodologies to fair value securities. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of July 31, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$19,389,760	$4,420,109
Consumer staples	16,519,006	6,675,372
Energy	5,521,147	1,877,893
Financials	20,536,989	7,486,705
Health care	7,173,455	6,573,059
Industrials	23,248,701	10,851,376
Information technology	14,028,919	2,058,326
Materials	9,691,340	3,805,739
Telecommunication services	4,815,036	2,173,100
Total Level 1	120,924,353	45,921,679

Level 2 – Other Significant Observable Inputs:
Equity securities:
Financials	817,881	–
Short-term securities	3,656,000	1,788,000
Total Level 2	4,473,881	1,788,000

Level 3 – Significant Unobservable Inputs:	–	–
Total	$125,398,234	$47,709,679

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments – (Continued)
July 31, 2012 (Unaudited)

Value Measurements – (Continued)

There were no transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended July 31, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended July 31, 2012:

	Davis Global Fund		Davis International Fund
Investment Securities:
Beginning balance	$	–a	$	– a
Net realized loss		(3,587,738)		(2,734,176)
Decrease in unrealized depreciation		3,587,738		2,734,176
Proceeds from sales		0		0
Ending balance		$–		$–

Decrease in unrealized depreciation on Level 3 securities still held at July 31, 2012		$–		$–

a Includes securities valued at zero.

There were no transfers into or out of Level 3 assets during the period.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/28/2012

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  09/28/2012